Net Trading and Other Income - Summary of Net Trading and Other Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Trading And Other Income [abstract]
Net trading and funding of other items by the trading book	£ 245	£ 205	£ 75
Net (losses)/ gains on other financial assets at fair value through profit or loss	(6)	80	253
Net (losses)/gains on other financial liabilities at fair value through profit or loss	(44)	(97)	28
Net losses on derivatives managed with assets/liabilities held at fair value through profit or loss	(128)	(17)	(135)
Hedge ineffectiveness	34	5	28
Net profit on sale of available-for-sale assets		54	115
Net profit on sale of financial assets at fair value through other comprehensive income	19
Net income from operating lease assets	86	44	35
Other	(24)	28	44
Net trading and other income	£ 182	£ 302	£ 443